CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash Reconciliation - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of the balances of cash and cash equivalents at 31 December
Bank and cash balances	¥ 44,384	¥ 154,490	¥ 102,547	¥ 106,006
Less: Assets held-for-sale			(661)
Cash and cash equivalents	¥ 44,384	¥ 154,490	¥ 101,886